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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-07870

                     Pioneer Real Estate Shares
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Real Estate Shares

 Schedule of Investments 3/28/13

 Shares

 Value

 COMMON STOCKS - 96.5%

 Consumer Services - 1.3%

 Hotels, Resorts & Cruise Lines - 1.3%

 30,300

 Starwood Hotels & Resorts Worldwide, Inc.

 $

 1,931,019

 Total Consumer Services

 $

 1,931,019

 Real Estate - 95.2%

 Diversified REIT's - 8.7%

 57,400

 American Assets Trust, Inc.

 $

 1,837,374

 83,700

 First Potomac Realty Trust

 1,241,271

 77,700

 Liberty Property Trust

 3,088,575

 101,200

 Retail Opportunity Investments Corp.

 1,417,812

 63,600

 Vornado Realty Trust

 5,319,504

 $

 12,904,536

 Industrial REIT's - 4.8%

 178,500

 Prologis, Inc.

 $

 7,136,430

 Office REIT's - 13.1%

 35,000

 Alexandria Real Estate Equities, Inc.

 $

 2,484,300

 119,300

 BioMed Realty Trust, Inc.

 2,576,880

 59,100

 Boston Properties, Inc.

 5,972,646

 24,100

 Douglas Emmett, Inc.

 600,813

 92,200

 DuPont Fabros Technology, Inc.

 2,237,694

 86,700

 Kilroy Realty Corp.

 4,543,080

 55,300

 Piedmont Office Realty Trust, Inc. (144A)

 1,083,327

 $

 19,498,740

 Residential REIT's - 16.1%

 42,700

 American Campus Communities, Inc.

 $

 1,936,018

 45,700

 AvalonBay Communities, Inc.

 5,788,819

 41,300

 BRE Properties, Inc. (144A)

 2,010,484

 50,000

 Camden Property Trust

 3,434,000

 31,600

 Equity Lifestyle Properties, Inc.

 2,426,880

 152,200

 Equity Residential

 8,380,132

 $

 23,976,333

 Retail REIT's - 23.1%

 166,400

 DDR Corp.

 $

 2,898,688

 33,500

 Federal Realty Investment Trust

 3,619,340

 45,400

 National Retail Properties, Inc.

 1,642,118

 67,500

 Ramco-Gershenson Properties Trust

 1,134,000

 59,200

 Regency Centers Corp.

 3,132,272

 56,000

 Retail Properties of America, Inc. (144A)

 828,800

 81,000

 Simon Property Group, Inc.

 12,843,360

 18,000

 Taubman Centers, Inc.

 1,397,880

 106,500

 The Macerich Co.

 6,856,470

 $

 34,352,928

 Specialized REIT's - 27.5%

 9,200

 Aviv Real Estate Investment Trust, Inc. (144A) *

 $

 221,352

 74,400

 CubeSmart

 1,175,520

 61,300

 EPR Properties (144A)

 3,190,665

 77,800

 Extra Space Storage, Inc.

 3,055,206

 135,900

 HCP, Inc.

 6,775,974

 55,100

 Health Care Real Estate Investment Trust, Inc.

 3,741,841

 271,500

 Host Hotels & Resorts, Inc.

 4,748,535

 24,700

 Omega Healthcare Investors, Inc.

 749,892

 22,900

 Pebblebrook Hotel Trust

 590,591

 50,900

 Public Storage

 7,753,088

 85,300

 RLJ Lodging Trust (144A)

 1,941,428

 95,200

 Ventas, Inc.

 6,968,640

 $

 40,912,732

 Real Estate Operating Companies - 1.9%

 46,700

 Brookfield Office Properties, Inc.

 $

 801,839

 114,500

 Forest City Enterprises, Inc. *

 2,034,665

 $

 2,836,504

 Total Real Estate

 $

 141,618,203

 TOTAL COMMON STOCKS

 (Cost $71,253,753)

 $

 143,549,222

 TOTAL INVESTMENT IN SECURITIES - 96.5%

 (Cost $71,253,753) (a)

 $

 143,549,222

 OTHER ASSETS & LIABILITIES - 3.5%

 $

 5,185,034

 TOTAL NET ASSETS - 100.0%

 $

 148,734,256

 *

 Non-income producing security.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At March 28, 2013, the value of these securities amounted to $9,276,056 or 6.2% of total net assets.

 (a)

 At March 28, 2013, the net unrealized gain on investments based on cost for federal income tax purposes of $74,746,951was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 68,929,716

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (127,445)

 Net unrealized gain

 $

 68,802,271

 Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements - Note 1A.

 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments) See Notes to Financial Statements - Note 1A.

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.  See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of March 28, 2013, in valuing the Fund’s investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
143,549,222

$
-

$
-

$
143,549,222

 Total

$
143,549,222

$
-

$
-

$
143,549,222

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. (a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Real Estate Shares By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr, President Date May 30, 2013 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr., President Date May 30, 2013 By (Signature and Title)* /s/ Mark Bradley Mark Bradley, Treasurer Date May 30, 2013 * Print the name and title of each signing officer under his or her signature.